Financial Assets at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2023
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Financial assets at fair value through profit or loss

Note 8 — Financial assets at fair value through profit or loss

The Group classifies the following financial assets at fair value through profit or loss (FVPL):

●	Equity investments that are held for trading.

Financial assets mandatorily measured at FVPL include the following:

	June 30, 2023	December 31, 2022
	EUR	EUR
Current Assets
US listed equity securities	123,670	-

During the year, the following gains/(losses) were recognised in profit or loss:

	June 30, 2023	December 31, 2022
	EUR	EUR

Fair value gains/ (losses) on equity investments at FVPL recognised in other gains/ (losses)	27,186	-